Borrowings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Borrowings [abstract]
Proceeds from related party		$ 6,417
Fair value of financial liability, recognized at date of issue	$ 100,055
Fair value of financial liability outstanding	86,010
Mark-to-market loss	13,840
Mark-to-market loss, net finance cost	4,338
Fair value of long-term borrowings	172,788	155,923
Fair value of retail bond	58,218	43,416
Fair value of senior convertible notes	86,010
Time deposits	$ 7,468	$ 7,316